CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Allowance for doubtful debts	$ 25,713	$ 10,000	$ 0
Stockholder's equity
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	180,000,000	180,000,000	180,000,000
Common stock, shares issued	41,249,783	41,249,783	40,504,005
Common stock, shares outstanding	41,249,783	41,249,783	40,504,005